Note 46	6 Months Ended
Jun. 30, 2024
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]	Remuneration and other benefits for the Board of Directors and members of the Bank's Senior Management
Note 54 of the consolidated financial statements for the year ended December 31, 2023, details the remuneration and other benefits corresponding to the members of the Board of Directors and of the Bank's Senior Management, including the description of the policy and remuneration system applicable to them, and information regarding the conditions to receive remuneration and other benefits for said financial year. The information on the remuneration and other benefits of the members of the Board of Directors and Senior Management of the Bank corresponding to the first half of 2024 and 2023 is set forth below.
Remuneration of non-executive directors
The remuneration of non-executive directors corresponding to the first half of 2024 and 2023 is as follows, individually and by remuneration item:

Remuneration of non-executive directors (thousands of Euros) (1)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									June 2024	June 2023
José Miguel Andrés Torrecillas	64	83	83	—	—	58	—	25	313	280
Jaime Caruana Lacorte	64	83	22	53	—	8	—	—	231	267
Enrique Casanueva Nárdiz (3)	43	—	11	18	—	—	—	—	72	—
Sonia Dulá	64	—	33	53	—	—	—	—	151	72
Raúl Galamba de Oliveira	64	—	—	107	—	23	21	40	256	205
Belén Garijo López	64	83	—	—	36	23	—	—	207	191
Connie Hedegaard Koksbang	64	—	33	—	—	—	—	—	98	75
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
Cristina de Parias Halcón (3)	43	—	—	—	—	8	7	—	58	—
José Maldonado Ramos (4)	32	42	—	—	—	12	—	—	85	171
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Juan Pi Llorens (4)	32	—	—	27	—	12	11	—	81	198
Ana Revenga Shanklin	64	—	—	53	32	—	21	—	171	146
Carlos Salazar Lomelín (5)	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total (6)	858	292	249	312	154	143	82	65	2,154	2,037
(1) Includes amounts corresponding to the positions in the Board and its various committees, the composition of which was modified on April 26, 2024.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Directors appointed by the General Shareholders' Meeting held on March 15, 2024. Remuneration in 2024 corresponding to the period in the role during the financial year.
(4) Directors who left office on March 15, 2024. Remuneration in 2024 corresponding to the term of office during the financial year.
(5) In addition, in the six months ended June 30, 2024 and 2023, director Carlos Salazar Lomelín received €65 thousand and €58 thousand, respectively, as per diems for his membership of the management body of BBVA México, S.A. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México, S.A.
(6) The total amount reported for the first half of 2023 does not include the amounts corresponding to the roles on the Board and the different Committees received by Susana Rodríguez Vidarte, who left office on March 17, 2023, and whose remuneration for these roles corresponding to 2023 amounted to €112 thousand.
Also, in the first half of 2024 and 2023, a total of €112 thousand €123 thousand were paid out, respectively, in healthcare and casualty insurance premiums for non-executive directors.
Remuneration system with deferred delivery of shares for non-executive directors
During the first half of 2024 and 2023, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in an amount equivalent to 20% of the total annual fixed allowance in cash received by each of them in 2023 and 2022, respectively. The BBVA shares, in a number equivalent to the total theoretical shares accumulated by each non-executive director, will be delivered, if applicable, to each beneficiary, after the end of their respective term of office as a director for any reason other than due to serious dereliction of their duties.

	June 2024		June 2023
	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	13,407	147,455	16,023	134,048
Jaime Caruana Lacorte	11,350	106,310	17,255	94,960
Enrique Casanueva Nárdiz (2)	—	—	—	—
Sonia Dulá (3)	5,042	5,042	—	—
Raúl Galamba de Oliveira	10,423	40,191	10,091	29,768
Belén Garijo López	9,401	110,593	10,603	101,192
Connie Hedegaard Koksbang	3,914	7,177	3,263	3,263
Lourdes Máiz Carro	5,384	76,977	7,237	71,593
Cristina de Parias Halcón (2)	—	—	—	—
José Maldonado Ramos (4)	7,735	—	10,397	146,874
Ana Peralta Moreno	5,384	47,713	7,237	42,329
Juan Pi Llorens (4)	8,157	—	13,943	148,542
Ana Revenga Shanklin	6,947	31,161	8,035	24,214
Carlos Salazar Lomelín	3,882	21,012	5,218	17,130
Jan Verplancke	4,851	40,623	6,521	35,772
Total (5)	95,877	634,254	115,823	849,685
(1) The number of theoretical shares allocated has been calculated based on the average of the closing prices of the BBVA share during the 60 trading sessions prior to the dates of the Ordinary General Meetings of March 15, 2024 and March 17, 2023, which were €8.84 and € 6.58 per share, respectively.
(2) Directors appointed by the General Meeting held on March 15, 2024, therefore the allocation of theoretical shares is not due until 2025.
(3) Director appointed by the General Meeting held on March 17, 2023, therefore the first allocation of theoretical shares was made in 2024.
(4) Directors who left office on March 15, 2024. In application of the system, José Maldonado Ramos and Juan Pi Llorens received, after the end of their respective terms of office, a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated by each of them until said date.
(5) The total number of theoretical shares allocated during the first half of 2023 does not include the 13,648 theoretical shares assigned to Susana Rodríguez Vidarte, whose term of office ended on March 17, 2023 and, in application of the system, following the end of her term of office, she received a total of 191,423 BBVA shares, which is equivalent to the total theoretical shares accumulated up to that date.
Remuneration of executive directors
The remuneration of executive directors corresponding to the first half of 2024 and 2023 is as follows, individually and by remuneration item:

Annual Fixed Remuneration (thousands of Euros)
	June 2024	June 2023
Chair	1,462	1,462
Chief Executive Officer	1,090	1,090
Total	2,551	2,551
Furthermore, in accordance with the conditions established in the BBVA Directors’ Remuneration Policy and contractually, the Chief Executive Officer received the fixed amounts of €327 thousand as "cash in lieu of pension" (equivalent to 30% of his Annual Fixed Remuneration) and €300 thousand as a mobility allowance and the Chair received €20 thousand as fixed allowances corresponding to vehicle leasing and others, in each of the six months ended June 30, 2024 and 2023.

Remuneration in kind (thousands of Euros)
Likewise, in the first half of 2024 and 2023, the executive directors received payments in kind in the form of healthcare insurance premiums and tax payments on account of the employer on insurance premiums worth a total of €138 thousand and €170 thousand in the case of the Chair and €123 thousand and €127 thousand in the case of the Chief Executive Officer, respectively.

Annual Variable Remuneration (thousands of Euros)
The accrual and award of the Annual Variable Remuneration ("AVR"), which since 2023 consists of two components, a Short-Term Incentive and a Long-Term Incentive, occurs, where applicable, after the closing of the corresponding financial year, and therefore no amounts corresponding to the first half of 2024 and 2023 are included in the information shown herein.
The amount of the Annual Variable Remuneration corresponding to 2024 will be determined in 2025.The Upfront Portion of such remuneration (a maximum of 40%) shall be paid, if the applicable conditions are met, in the first half of 2025. All of this would be done in accordance with the rules and conditions applicable to the Annual Variable Remuneration established in the BBVA Directors’ Remuneration Policy approved by the General Meeting on March 17, 2023.
In the first half of 2024, executive directors were awarded the Annual Variable Remuneration corresponding to 2023, which includes a Short-Term Incentive in the amount of €2,871 thousand in the case of the Chair and €2,147 thousand in the case of the Chief Executive Officer.
Likewise, as part of the Annual Variable Remuneration for 2023, the executive directors have accrued the right to a Long-Term Incentive for a maximum theoretical amount of €1,929 thousand in the case of the Chair and €1,443 thousand in the case of Chief Executive Officer, which is equivalent, in both cases, to 150% of their Target Long-Term Incentive. Once the measurement period of the long-term indicators established for its calculation has ended (2026 year-end), the final amount thereof will be determined, which may range between 0% and 150% of the Target Long-Term Incentive. On this basis, and as an example, if 100% of the pre-established objectives are met, this incentive will amount to €1,286 thousand in the case of the Chair and €962 thousand in the case of the Chief Executive Officer.
In accordance with the provisions of the BBVA Directors' Remuneration Policy, in the first half of 2024, the executive directors received the Upfront Portion of the Annual Variable Remuneration of 2023, which represents the first payment of the Short-Term Incentive of 2023, in equal parts cash and BBVA shares (€897 thousand and 107,835 shares in the case of the Chair and €671 thousand and 80,650 shares in the case of the Chief Executive Officer).
The remaining Annual Variable Remuneration amount for 2023 (which includes the deferred component of the Short-Term Incentive and the whole of the Long-Term Incentive of 2023) was deferred (40% in cash and 60% in shares or share-linked instruments) over a five-year period (Deferred Portion).
The final amount of the Deferred Portion will depend on the result of the long-term indicators used to calculate the Long-Term Incentive for 2023. Likewise, and as an ex post risk adjustment mechanism, the Deferred Portion may be reduced if the capital and liquidity thresholds established to guarantee that payment only occurs if it is sustainable, in accordance with the Bank's payment capacity, are not reached.
Likewise, the executive directors received, during the first half of 2024, the deferred variable remuneration corresponding to preceding years that was due for payment after the closing of 2023. The payment of these amounts to the Chair and Chief Executive Officer has been made in the percentages applicable in each case in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: the first payment (20% of the Deferred Portion) was made to the executive directors (€229 thousand and 56,941 shares in the case of the Chair and €176 thousand and 43,793 shares in the case of the Chief Executive Officer), which included the update of the portion in cash. The remaining 80% of the 2022 Deferred AVR was deferred for both executive directors, and, if the applicable conditions are met, will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: the second payment (20% of the Deferred Portion) was made to the executive directors (€222 thousand and 57,325 shares in the case of the Chair and €169 thousand and 43,552 shares in the case of the Chief Executive Officer), which included the update of the portion in cash. The remaining 60% of the 2021 Deferred AVR was deferred for both executive directors and, if the applicable conditions are met, will be paid in 2025, 2026, and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the accrual of the whole of their AVR corresponding to 2020.
•2019 Deferred AVR: the second payment (20% of the Deferred Portion) was made to the executive directors (€176 thousand and 45,529 shares in the case of the Chair and €158 thousand and 40,858 shares in the case of the Chief Executive Officer), which included the update of the portion in cash. The remaining 20% of the 2019 Deferred AVR was deferred for both executive directors and, if the applicable conditions are met, will be paid in 2025.
•2018 Deferred AVR: The third and final payment (20% of the Deferred Portion) was made to the Chair (€132 thousand and 35,795 shares), which included the update of the portion in cash. This completed the payment of the 2018 Deferred AVR of the Chair. This remuneration is linked to his previous position as Chief Executive Officer.
Pension commitments with executive directors

Pension systems (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2024	June 2023	June 2024	June 2023	June 2024	June 2023
Chair	236	239	126	161	25,793	23,691
Chief Executive Officer	—	—	110	115	—	—
Total	236	239	236	276	25,793	23,691
(1) Contributions recorded to meet the commitments assumed regarding pensions with the executive directors in the proportional part corresponding to the first half of 2024 and 2023. In the case of the Chair, these contributions are equal to the sum of the annual contribution to the retirement pension plus the adjustment made to the contributions of the portion classified under "discretionary pension benefits" for 2023 and 2022 to be made in 2024 and 2023, respectively, and with the death and disability premiums for the portion corresponding to the first half of each financial year. In the case of the Chief Executive Officer, these contributions correspond exclusively to the corresponding insurance premiums paid by the Bank in the first half of every year to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency.
Payments for the termination of the contractual relationship
In accordance with the BBVA Directors' Remuneration Policy, the Bank has no commitments to pay severance indemnities to executive directors.
Remuneration of members of Senior Management
The remuneration of the Senior Management team as a whole, excluding executive directors, corresponding to the first half of 2024 and 2023 (15 and 16 members with such status as of June 30, 2024 and June 30, 2023, respectively), are detailed below by type of remuneration:

Fixed remuneration (thousands of Euros)
	June 2024	June 2023
Senior Management Total	9,521	9,421
Furthermore, in accordance with the conditions established in the BBVA Group General Remuneration Policy and contractually, the entire Senior Management group, excluding executive directors, received during the first half of 2024 and 2023 the total combined amount of €157 thousand and €178 thousand, respectively, as fixed allowances corresponding to leasing of vehicles and others.

Remuneration in kind (thousands of Euros)
In the first half of 2024 and 2023, the Senior Management team as a whole received payments in kind, including insurance premiums, tax payments on account of the employer on insurance premiums and other concepts, for a total of €488 thousand and €578 thousand, respectively.

Variable remuneration (thousands of Euros)
The accrual and award of the Annual Variable Remuneration, which since 2023 consists of two components, a Short-Term Incentive and a Long-Term Incentive, occurs, where applicable, after the closing of the corresponding financial year, and therefore no amounts corresponding to the first half of 2024 and 2023 are included in the information shown herein.
The amount of the Annual Variable Remuneration corresponding to 2024 will be determined in 2025. The Upfront Portion of such remuneration (a maximum of 40%) shall be paid, if the applicable conditions are met, in the first half of 2025. All of this would be done in accordance with the rules and conditions applicable to the Annual Variable Remuneration established in the BBVA Group General Remuneration Policy approved by the Board of Directors on March 29, 2023.
In the first half of 2024, the members of Senior Management, excluding executive directors, were awarded the Annual Variable Remuneration corresponding to year 2023, which includes a Short-Term Incentive for a combined total of €7,122 thousand.
Likewise, as part of the Annual Variable Remuneration corresponding to 2023, the members of Senior Management, excluding executive directors, accrued a Long-Term Incentive for a combined maximum theoretical total of €4,711 thousand, which is equivalent to the sum of 150% of the Target Long-Term Incentive of each beneficiary. Once the measurement period of the long-term indicators established for its calculation has ended (2026 year-end), the final amount of the Long-Term Incentive of each beneficiary will be determined, which may range between 0% and 150% of the Target Long-Term Incentive. On this basis, and as an example, if 100% of the pre-established objectives are achieved, this incentive will amount to a joint total amount of €3,141 thousand.
In accordance with the provisions of the BBVA Group General Remuneration Policy, in the first half of 2024, the members of Senior Management received the Upfront Portion of the Annual Variable Remuneration for 2023, which constitutes the first payment of the Short-Term Incentive for 2023, in equal parts cash and BBVA shares, the total amount for all members of Senior Management being €2,229 thousand and 267,628 shares.
The remaining amount of the Annual Variable Remuneration corresponding to 2023 (which includes the deferred portion of the Short-Term Incentive and the whole of the Long-Term Incentive for 2023) was deferred (40% in cash and 60% in shares and/or instruments linked to shares) for a period of 5 years (Deferred Portion).
The final amount of the Deferred Portion will depend on the result of the long-term indicators used to calculate the Long-Term Incentive for 2023. Likewise, and as an ex post risk adjustment mechanism, the Deferred Portion may be reduced if the capital and liquidity thresholds established to guarantee that payment only occurs if it is sustainable, in accordance with the Bank's payment capacity, are not reached.
Likewise, the members of the Senior Management team that were beneficiaries received, during the first half of 2024, the deferred variable remuneration corresponding to preceding years that was due for payment after the closing of 2023. The payment of these amounts has been made in the percentages applicable in each case in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: the first payment (20% of the Deferred Portion) was made. In this respect, the members of the Senior Management team received a combined total of €493 thousand and 122,566 shares, which included the update of the portion in cash. The remaining 80% of the 2022 Deferred AVR was deferred and, if the applicable conditions are met, will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: the second payment (20% of the Deferred Portion) was made. In this respect, the members of the Senior Management team received a combined total of €457 thousand and 116,528 shares, which included the update of the portion in cash. The remaining 60% of the 2021 Deferred AVR was deferred and, if the applicable conditions are met, will be paid in 2025, 2026, and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the accrual of the whole of their AVR corresponding to 2020. Without prejudice to the foregoing, two members of the Senior Management, then executives of BBVA USA, were paid the deferred portion of a Success Bonus on the sale of BBVA USA. The totality, in one case, and 60%, in the other, of this deferred portion were paid, in accordance with the vesting and payment rules applicable in each case in accordance with the remuneration policy applicable in the financial year. In this respect, the beneficiaries received a combined total of €1,494 thousand and 289,020 shares, which included the update of the portion in cash.
•2019 Deferred AVR: the second payment (20% of the Deferred Portion) to the members of Senior Management that were beneficiaries was made. Also, a second payment (20%) of the deferred portion of a retention plan was made to a member of Senior Management. For these concepts, €303 thousand and 77,447 shares have been paid to the members of Senior Management as a whole, which included the update of the portion in cash. The remaining 20% of this remuneration was deferred and, if the applicable conditions are met, will be paid in 2025.
2018 Deferred AVR: the third and final payment (20% of the Deferred Portion) to the members of Senior Management that were beneficiaries was made. In this respect, the members of the Senior Management team received a combined total of €139 thousand and 36,454 shares, which included the update of the portion in cash. This amount represented the last and final payment owed in respect of the 2018 Deferred AVR to its beneficiaries.
Pension commitments with members of Senior Management

Pension systems (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2024	June 2023	June 2024	June 2023	June 2024	June 2023
Senior Management Total	2,097	2,048	561	625	37,306	33,182
(1) Contributions recorded to meet the commitments assumed in pension-related matters with the members of Senior Management, excluding executive directors (15 members as of June 30, 2024 and 16 members as of June 30, 2023) in the proportional portion corresponding to the first half of 2024 and 2023. These amounts are equal to the sum of the annual contributions to the retirement pension plus adjustments on "discretionary pension benefits" for years 2023 and 2022 due to be made in 2024 and 2023, respectively, and to the sum of insurance premiums paid by the Bank for death and disability contingencies for the portion corresponding to the first half of each year.
Payments for the termination of the contractual relationship
With regard to Senior Management, excluding executive directors, the Bank did not make any payments during the first half of 2024 and 2023 in respect of the termination of contractual relationships with any members of this group.